Quarterly Report
September 30, 2024
MFS®  Growth Series
MFS® Variable Insurance Trust
VEG-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Aerospace & Defense – 1.1%
Howmet Aerospace, Inc.	223,882	$22,444,170
Apparel Manufacturers – 0.7%
LVMH Moet Hennessy Louis Vuitton SE	18,263	$13,996,825
Broadcasting – 0.2%
Netflix, Inc. (a)	7,526	$5,337,966
Brokerage & Asset Managers – 2.6%
Apollo Global Management, Inc.	25,549	$3,191,326
Ares Management Co.	111,366	17,355,277
KKR & Co., Inc.	259,685	33,909,667
		$54,456,270
Business Services – 3.8%
CoStar Group, Inc. (a)	240,418	$18,137,134
MSCI, Inc.	27,450	16,001,428
TransUnion	242,360	25,375,092
Verisk Analytics, Inc., “A”	83,206	22,295,880
		$81,809,534
Computer Software – 19.1%
Autodesk, Inc. (a)	15,879	$4,374,347
Cadence Design Systems, Inc. (a)	87,476	23,708,620
Datadog, Inc., “A” (a)	60,532	6,964,812
Intuit, Inc.	29,411	18,264,231
Manhattan Associates, Inc. (a)	11,475	3,228,836
Microsoft Corp.	662,519	285,081,926
Salesforce, Inc.	34,533	9,452,027
ServiceNow, Inc. (a)	33,983	30,394,055
Synopsys, Inc. (a)	49,993	25,315,955
		$406,784,809
Computer Software - Systems – 5.9%
Apple, Inc.	525,942	$122,544,486
Shopify, Inc. (a)	40,248	3,225,475
		$125,769,961
Construction – 1.4%
Vulcan Materials Co.	117,450	$29,413,003
Consumer Products – 0.8%
Colgate-Palmolive Co.	172,315	$17,888,020
Consumer Services – 1.0%
Uber Technologies, Inc. (a)	278,416	$20,925,747
Electrical Equipment – 1.9%
AMETEK, Inc.	74,512	$12,794,456
Amphenol Corp., “A”	424,550	27,663,678
		$40,458,134

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 11.2%
ASML Holding N.V., ADR	33,352	$27,790,554
KLA Corp.	24,957	19,326,950
Lam Research Corp.	13,215	10,784,497
Marvell Technology, Inc.	36,499	2,632,308
NVIDIA Corp.	1,353,773	164,402,193
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	77,432	13,447,616
		$238,384,118
Entertainment – 1.1%
Spotify Technology S.A. (a)	64,287	$23,691,688
Gaming & Lodging – 1.2%
Hilton Worldwide Holdings, Inc.	111,182	$25,627,451
Insurance – 0.7%
Arthur J. Gallagher & Co.	55,578	$15,637,982
Internet – 12.7%
Alphabet, Inc., “A”	734,292	$121,782,328
Gartner, Inc. (a)	35,328	17,902,817
Meta Platforms, Inc., “A”	231,192	132,343,549
		$272,028,694
Leisure & Toys – 0.6%
Take-Two Interactive Software, Inc. (a)	84,256	$12,950,990
Machinery & Tools – 3.4%
Eaton Corp. PLC	108,290	$35,891,638
General Electric Co.	126,790	23,910,058
Trane Technologies PLC	32,475	12,624,007
		$72,425,703
Major Banks – 0.4%
Goldman Sachs Group, Inc.	19,071	$9,442,243
Medical & Health Technology & Services – 0.5%
ICON PLC (a)	7,774	$2,233,548
Veeva Systems, Inc. (a)	36,288	7,615,763
		$9,849,311
Medical Equipment – 6.0%
Agilent Technologies, Inc.	89,891	$13,347,016
Boston Scientific Corp. (a)	464,563	38,930,379
Danaher Corp.	82,143	22,837,397
Intuitive Surgical, Inc. (a)	37,668	18,505,158
STERIS PLC	25,306	6,137,717
Thermo Fisher Scientific, Inc.	47,394	29,316,507
		$129,074,174
Natural Gas - Pipeline – 0.7%
Cheniere Energy, Inc.	81,436	$14,645,450
Network & Telecom – 0.2%
Qualcomm, Inc.	18,865	$3,207,993

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 5.9%
Mastercard, Inc., “A”	141,726	$69,984,299
Moody's Corp.	39,165	18,587,317
Visa, Inc., “A”	136,994	37,666,500
		$126,238,116
Pharmaceuticals – 4.4%
Eli Lilly & Co.	52,435	$46,454,264
Regeneron Pharmaceuticals, Inc. (a)	16,682	17,536,786
Vertex Pharmaceuticals, Inc. (a)	65,676	30,544,594
		$94,535,644
Restaurants – 0.5%
Chipotle Mexican Grill, Inc., “A” (a)	202,899	$11,691,040
Specialty Chemicals – 1.4%
Linde PLC	63,516	$30,288,240
Specialty Stores – 7.0%
Amazon.com, Inc. (a)	744,927	$138,802,248
O'Reilly Automotive, Inc. (a)	9,612	11,069,179
		$149,871,427
Tobacco – 1.3%
Philip Morris International, Inc.	226,894	$27,544,932
Utilities - Electric Power – 0.6%
NextEra Energy, Inc.	50,431	$4,262,933
Vistra Corp.	65,832	7,803,725
		$12,066,658
Total Common Stocks		$2,098,486,293
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 5.07% (v)	33,730,799	$33,740,918

Other Assets, Less Liabilities – 0.1%		2,405,603
Net Assets – 100.0%		$2,134,632,814
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $33,740,918 and $2,098,486,293, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,098,486,293	$—	$—	$2,098,486,293
Mutual Funds	33,740,918	—	—	33,740,918
Total	$2,132,227,211	$—	$—	$2,132,227,211
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,845,884	$235,651,435	$215,756,895	$(3,917)	$4,411	$33,740,918
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$735,027	$—